Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events
Subsequent events

19.           Subsequent events (update later)

Subsequent to June 30, 2022, the Company issued 25,000 common shares at CAD0.30 per share for gross proceeds of CAD7,500 (USD5,777) pursuant to the exercise of stock options by a consultant.

Subsequent to June 30, 2022, the Company issued 46,734 common shares at $1.50 per share for 66,764 RSUs vested to executives of the Company.

Subsequent to June 30, the Company issued 91,242 common shares at $1.37 per share for 130,346 RSUs vested to an executive of the Company.